Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Income - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Net revenues	¥ 1,215,582	$ 171,211	¥ 1,291,701	¥ 1,198,273
Third party customers	1,215,582	171,211	1,291,602	1,164,317
Inter-companies			99	33,956
Net income (loss)	¥ (14,991)	$ (2,113)	¥ 143,651	¥ 102,042